OTHER LIABILITIES	9 Months Ended
Mar. 31, 2020
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
6.	OTHER LIABILITIES

	March 31, 2020 US$	June 30, 2019 US$
Current other liabilities
Loans and borrowings[1]	595,211	-
Lease liabilities	122,599	-
Total current other liabilities	717,810	-

Non-current other liabilities
Loans and borrowings[1]	1,500,252	-
Lease liabilities	174,524	-
Total non-current other liabilities	1,674,776	-

Total other liabilities	2,392,586	-

Notes:

[1]
At March 31, 2020, the Group had loans and borrowings relating to surface properties that form part of ‘exploration and evaluation assets’ which have been fully or partly financed by the seller of the surface properties. The loans and borrowings are repayable in monthly instalments, based on an implied interest rate of 10%, and secured by the respective surface property.

(a)	Reconciliation of loans and borrowings

	Balance at July 1, 2019 US$	Amount Financed US$	Cash Repayments US$	Balance at March 31, 2020 US$
Seller-financed properties	-	2,300,052	(204,589)	2,095,463
Total loans and borrowings	-	2,300,052	(204,589)	2,095,463